UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44

U.S.C. § 3507.

Item 1.	Schedule of Investments.

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 86.05%

number of shares		market value
	AEROSPACE/DEFENSE - 4.50%
36,800	Moog, Inc. - Class A *	$1,553,328
34,000	Teledyne Technologies, Inc. *	1,598,000

		3,151,328

	BUILDING & CONSTRUCTION - MISCELLANEOUS - 2.15%
42,900	Layne Christensen Co. *	1,502,358

	COAL - 1.07%
14,900	Foundation Coal Holdings, Inc.	749,917

	COMMERCIAL BANKS - SOUTHERN US - 1.21%
73,600	Virginia Commerce Bancorp, Inc. *	844,928

	COMMERCIAL BANKS - WESTERN US - 1.80%
30,200	Cathay General Bancorp	626,046
28,200	Columbia Banking System, Inc.	631,116

		1,257,162

	COMMERCIAL SERVICES - 2.16%
52,000	Macquarie Infrastructure Co. LLC	1,514,760

	COMPUTER SERVICES - 1.82%
66,400	SI International, Inc. *	1,274,216

	CONSUMER PRODUCTS - MISCELLANEOUS - 2.35%
42,500	Tupperware Brands Corp.	1,643,900

	COSMETICS & TOILETRIES - 1.33%
33,900	Alberto-Culver Co.	929,199

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.15%
45,900	A.O. Smith Corp.	1,508,733

	ELECTRIC - INTEGRATED - 2.25%
70,900	Cleco Corp.	1,572,562

	ELECTRONICS COMPONENTS - MISCELLANEOUS - 2.54%
99,200	Benchmark Electronics, Inc. *	1,780,640

	ENTERPRISE SOFTWARE/SERVICES - 4.54%
135,100	Epicor Software Corp. *	1,513,120
36,700	ManTech International Corp. - Class A *	1,664,712

		3,177,832

	FINANCE - INVESTMENT BANKER/BROKER - 3.34%
30,800	KBW, Inc. *	679,140
37,000	Stifel Financial Corp. *	1,661,300

		2,340,440

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 86.05% (continued)

number of shares		market value
	FOOD - MISCELLANEOUS/DIVERSIFIED - 4.48%
87,500	Diamond Foods, Inc.	$1,587,250
56,402	J & J Snack Foods Corp.	1,549,363

		3,136,613

	HOTELS & MOTELS - 4.94%
98,200	Marcus Corp.	1,885,440
36,500	Orient-Express Hotels, Ltd. - Class A	1,575,340

		3,460,780

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.26%
33,800	Hurco Companies, Inc. *	1,581,164

	INTIMATE APPAREL - 2.48%
44,100	Warnaco Group, Inc. *	1,739,304

	MACHINERY - GENERAL INDUSTRY - 2.51%
28,200	Middleby Corp. *	1,759,398

	MEDICAL - OUTPATIENT/HOME MEDICAL CARE - 2.63%
84,600	Gentiva Health Services, Inc. *	1,840,896

	METAL PROCESSORS & FABRICATORS - 2.24%
35,700	Kaydon Corp.	1,567,587

	NON-FERROUS METALS - 2.22%
34,400	RTI International Metals, Inc. *	1,555,224

	OFFICE FURNISHINGS - ORIGINAL - 2.12%
128,800	Knoll, Inc.	1,486,352

	OIL COMPANY - EXPLORATION & PRODUCTION - 3.67%
37,600	Penn Virginia Corp.	1,657,784
16,100	Unit Corp. *	912,065

		2,569,849

	OIL FIELD MACHINERY & EQUIPMENT - 2.43%
36,400	NATCO Group, Inc. *	1,701,700

	OIL - FIELD SERVICES - 4.49%
86,800	Matrix Service Co. *	1,491,224
36,800	Oil States International, Inc. *	1,649,008

		3,140,232

	PROPERTY/CASUALTY INSURANCE - 2.22%
105,500	SeaBright Insurance Holdings, Inc. *	1,554,015

	REINSURANCE - 2.44%
61,000	IPC Holdings, Ltd.	1,708,000

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 86.05% (continued)

number of shares		market value
	RETIREMENT/AGED CARE - 1.09%
119,900	Five Star Quality Care, Inc. *	$761,365

	SEMICONDUCTOR EQUIPMENT - 2.41%
78,900	MKS Instruments, Inc. *	1,688,460

	STEEL PIPE & TUBE - 2.57%
42,300	Northwest Pipe Co. *	1,797,327

	TRANSPORTATION - MARINE - 5.64%
78,000	Arlington Tankers, Ltd.	1,638,000
40,600	Horizon Lines, Inc. - Class A	755,566
71,100	OceanFreight, Inc.	1,556,379

		3,949,945

	Total Common Stocks (cost $59,606,149)	60,246,186

MASTER LIMITED PARTNERSHIPS - 4.39%

number of shares		market value
50,500	MarkWest Energy Partners LP	1,557,420
65,100	Targa Resource Partners LP	1,513,575

	Total Master Limited Partnerships (cost $3,417,810)	3,070,995

REITs - 5.71%

number of shares		market value
	APARTMENTS - 2.23%
40,500	Post Properties, Inc.	1,564,110

	DIVERSIFIED - 1.14%
55,300	Lexington Realty Trust	796,873

	WAREHOUSE/INDUSTRIAL - 2.34%
164,500	DCT Industrial Trust, Inc.	1,638,420

	Total REITs (cost $4,241,990)	3,999,403

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

SHORT-TERM INVESTMENTS - 5.46%

number of shares		market value
3,819,497	Timothy Plan Money Market Fund, 2.15% (A) (B)	$3,819,497

	Total Short-Term Investments (cost $3,819,497)	3,819,497

	TOTAL INVESTMENTS (cost $71,085,446) - 101.61%	$71,136,081

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (1.61)%	(1,127,197)

	NET ASSETS - 100.00%	$70,008,884

*       Non-income producing securities.

(A)   Variable rate security; the yield shown represents the rate at March 31, 2008.

(B)   Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of March 31, 2008.

	Gross Unrealized Appreciation	$5,929,280
	Gross Unrealized Depreciation	(5,878,645)

	Net Unrealized Gain/(Loss)	$50,635

	Cost of Investments	$71,085,446

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 85.24%

number of shares		market value
	AEROSPACE/DEFENSE - 2.00%
41,500	Rockwell Collins, Inc.	$2,371,725

	AGRICULTURAL CHEMICALS - 1.84%
21,100	CF Industries Holdings, Inc.	2,186,382

	APPAREL MANUFACTURERS - 1.98%
30,300	VF Corp.	2,348,553

	COMMERCIAL BANKS - SOUTHERN US - 1.92%
70,900	BB&T Corp.	2,273,054

	COMMERCIAL SERVICE - FINANCIAL - 2.08%
104,400	Total System Services, Inc.	2,470,104

	COMPUTER - INTEGRATED SYSTEMS - 1.95%
93,900	Jack Henry & Associates, Inc.	2,316,513

	COSMETICS & TOILETRIES - 1.98%
30,200	Colgate-Palmolive Co.	2,352,882

	DISTRIBUTION/WHOLESALE - 1.98%
58,400	Genuine Parts Co.	2,348,848

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.00%
59,000	Cooper Industries, Ltd. - Class A	2,368,850

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.97%
45,400	Emerson Electric Co.	2,336,284

	ELECTRIC - INTEGRATED - 6.07%
27,500	Constellation Energy Group, Inc.	2,427,425
58,900	Dominion Resources, Inc.	2,405,476
66,300	Southern Co.	2,360,943

		7,193,844

	ELECTRIC COMPONENTS - SEMICONDUCTORS - 1.87%
31,200	MEMC Electronic Materials, Inc. *	2,212,080

	ENGINEERING/R&D SERVICES - 2.10%
45,400	McDermott International, Inc. *	2,488,828

	ENTERPRISE SOFTWARE/SERVICES - 1.97%
71,700	BMC Software, Inc. *	2,331,684

	INSURANCE BROKERS - 1.93%
68,100	Willis Group Holdings, Ltd.	2,288,841

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 6.08%
13,000	BlackRock, Inc.	2,654,340
73,100	Eaton Vance Corp.	2,230,281
24,000	Franklin Resources, Inc.	2,327,760

		7,212,381

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 85.24% (continued)

number of shares		market value
	MACHINERY - PUMPS - 1.95%
22,100	Flowserve Corp.	$2,306,798

	MEDICAL - BIOMEDICAL/GENE - 2.23%
35,500	Genzyme Corp. *	2,646,170

	MEDICAL - DRUGS - 1.00%
21,000	Allergan, Inc.	1,184,190

	MEDICAL PRODUCTS - 4.09%
56,000	Covidien, Ltd.	2,478,000
30,400	Zimmer Holdings, Inc. *	2,366,944

		4,844,944

	MEDICAL - WHOLESALE DRUG DISTRIBUTORS - 2.04%
46,100	Cardinal Health, Inc.	2,420,711

	METAL - DIVERSIFIED - 2.09%
25,800	Freeport-McMoRan Copper & Gold, Inc.	2,482,476

	METAL PROCESSORS & FABRICATION - 2.02%
23,400	Precision Castparts Corp.	2,388,672

	MULTI-LINE INSURANCE - 2.00%
43,000	ACE, Ltd.	2,367,580

	OIL COMPANIES - EXPLORATION & PRODUCTION - 6.24%
21,100	Apache Corp.	2,549,302
33,200	Occidental Petroleum Corp.	2,429,244
39,200	XTO Energy, Inc.	2,424,912

		7,403,458

	OIL COMPANIES - INTEGRATED - 9.11%
32,000	ConocoPhillips	2,438,720
41,800	Exxon Mobil Corp.	3,535,444
50,600	Marathon Oil Corp.	2,307,360
30,700	Murphy Oil Corp.	2,521,698

		10,803,222

	PROPERTY/CASUALTY INSURANCE - 0.99%
17,000	Arch Capital Group, Ltd. *	1,167,390

	REINSURANCE - 1.97%
68,600	Axis Capital Holdings, Ltd.	2,331,028

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 85.24% (continued)

number of shares		market value
	SEMICONDUCTOR EQUIPMENT - 1.98%
61,500	Lam Research Corp. *	$2,350,530

	STEEL - SPECIALTY - 1.90%
31,600	Allegheny Technologies, Inc.	2,254,976

	SUPER-REGIONAL BANKS - U.S. - 1.91%
64,600	Comerica, Inc.	2,266,168

	TELECOMMUNICATION EQUIPMENT - 1.99%
48,600	Harris Corp.	2,358,558

	WATER - 2.01%
127,066	Aqua America, Inc.	2,386,299

	Total Common Stocks (cost $91,432,604)	101,064,023

MASTER LIMITED PARTNERSHIPS - 4.01%

number of shares		market value
38,500	AllianceBernstein Holding LP	2,440,130
60,700	Lazard, Ltd. - Class A	2,318,740

	Total Master Limited Partnerships (cost $4,908,435)	4,758,870

REITs - 6.51%

number of shares		market value
	APARTMENTS - 1.49%
42,400	Equity Residential	1,759,176

	HEALTHCARE - 2.04%
71,600	HCP, Inc.	2,420,796

	STORAGE - 1.00%
13,400	Public Storage	1,187,508

	WAREHOUSE/INDUSTRIAL - 1.98%
39,900	Prologis	2,348,514

	Total REITs (cost $8,064,522)	7,715,994

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

SHORT-TERM INVESTMENTS - 3.89%

number of shares		market value
4,610,240	Timothy Plan Money Market Fund, 2.15% (A) (B)	$4,610,240

	Total Short-Term Investments (cost $4,610,240)	4,610,240

	TOTAL INVESTMENTS (cost $109,015,801) - 99.65%	$118,149,127

	CASH & OTHER ASSETS LESS LIABILITIES - 0.35%	418,476

	NET ASSETS - 100.00%	$118,567,603

*       Non-income producing securities.

(A)   Variable rate security; the yield shown represents the rate at March 31, 2008.

(B)   Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of March 31, 2008.

	Gross Unrealized Appreciation	$15,277,506
	Gross Unrealized Depreciation	(6,144,180)

	Net Unrealized Gain/(Loss)	$9,133,326

	Cost of Investments	$109,015,801

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

BONDS AND NOTES - 94.53%

par value		market value
	CORPORATE BONDS - 37.10%
$750,000	Alcoa, Inc., 5.87%, 02/23/2022	$730,177
800,000	American General Finance Corp., 5.375%, 10/01/2012	786,116
750,000	Anadarko Finance Co., 6.75%, 05/01/2011	801,637
150,000	Apache Corp., 5.25%, 04/15/2013	157,228
250,000	Appalachian Power Co., 3.60%, 05/15/2008	249,853
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	777,791
750,000	CIT Group, Inc., 5.00%, 02/13/2014	590,925
500,000	Covidien International Finance SA, 5.45%, 10/15/2012 (A)	516,316
910,000	CRH America, Inc., 6.00%, 09/30/2016	867,268
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	971,141
750,000	Duke Energy Indiana, Inc., 6.05%, 06/15/2016	774,113
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	484,999
900,000	ERP Operating LP, 5.125%, 03/15/2016	780,912
750,000	FedEx Corp., 5.50%, 08/15/2009	768,262
750,000	Genworth Financial, Inc., 4.95%, 10/01/2015	685,800
500,000	Huntington National Bank, 3.125%, 05/15/2008	499,423
250,000	International Paper Co., 4.25%, 01/15/2009	249,959
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	737,986
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	762,198
750,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	793,321
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	256,784
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	742,490
500,000	Oneok, Inc., 5.20%, 06/15/2015	489,541
500,000	PC Financial Partnership, 5.00%, 11/15/2014	488,830
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	298,651
750,000	Simon Property Group LP, 5.75%, 12/01/2015	714,533
750,000	SLM Corp., 4.00%, 01/15/2010	630,592
500,000	Transocean, Inc., 6.00%, 03/15/2018	515,273
750,000	Tyco Electronics Group SA, 6.00%, 10/01/2012 (A)	769,455
300,000	Unitrin, Inc., 4.875%, 11/01/2010	309,791
750,000	Willis North America, Inc., 6.20%, 03/28/2017	749,735
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	143,874
500,000	Yum! Brands, Inc., 6.25%, 03/15/2018	503,474

	Total Corporate Bonds (cost $19,881,303)	19,598,448

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

BONDS AND NOTES - 94.53% (continued)

par value		market value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 57.43%
$1,000,000	Federal Home Loan Bank, 5.50%, 08/13/2014	$1,107,503
223,350	GNMA Pool 3584, 6.00%, 07/20/2034	231,010
515,318	GNMA Pool 3612, 6.50%, 09/20/2034	537,855
1,482,973	GNMA Pool 3625, 6.00%, 10/20/2034	1,533,360
597,220	GNMA Pool 3637, 5.50%, 11/20/2034	609,146
930,362	GNMA Pool 3665, 5.50%, 01/20/2035	948,883
505,472	GNMA Pool 3679, 6.00%, 02/20/2035	522,163
1,243,014	GNMA Pool 3711, 5.50%, 05/20/2035	1,267,759
1,645,682	GNMA Pool 3865, 6.00%, 06/20/2036	1,699,384
1,275,734	GNMA Pool 3910, 6.00%, 10/20/2036	1,317,363
3,153,062	GNMA Pool 3939, 5.00%, 01/20/2037	3,144,350
1,633,786	GNMA Pool 4058, 5.00%, 12/20/2037	1,629,272
2,585,059	GNMA Pool 4072, 5.50%, 01/20/2038	2,635,088
80,098	GNMA Pool 585163, 5.00%, 02/15/2018	81,463
88,640	GNMA Pool 585180, 5.00%, 02/15/2018	90,151
89,136	GNMA Pool 592492, 5.00%, 03/15/2018	90,655
74,644	GNMA Pool 599821, 5.00%, 01/15/2018	75,916
1,015,238	GNMA Pool 604182, 5.50%, 04/15/2033	1,038,001
996,573	GNMA Pool 663776, 6.50%, 01/15/2037	1,037,222
207,621	GNMA Pool 781694, 6.00%, 12/15/2031	215,359
3,000,000	U.S. Treasury Bond, 12.00%, 08/15/2013	3,114,612
1,000,000	U.S. Treasury Bond, 5.375%, 02/15/2031	1,156,876
680,000	U.S. Treasury Bond, 4.50%, 02/15/2036	702,685
2,250,000	U.S. Treasury Note, 4.75%, 05/15/2014	2,526,505
1,785,000	U.S. Treasury Note, 4.625%, 02/15/2017	1,961,130
1,000,000	U.S. Treasury Note, 4.25%, 11/15/2017	1,067,266

	Total U.S. Government & Agency Obligations (cost $29,347,699)	30,340,977

	Total Bonds and Notes (cost $49,229,002)	49,939,425

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

SHORT-TERM INVESTMENTS - 4.89%

number of shares		market value
2,586,529	Timothy Plan Money Market Fund, 2.15% (B) (C)	$2,586,529

	Total Short-Term Investments (cost $2,586,529)	2,586,529

	TOTAL INVESTMENTS (cost $51,815,531) - 99.42%	$52,525,954

	OTHER ASSETS LESS LIABILITIES - 0.58%	304,168

	NET ASSETS - 100.00%	$52,830,122

(A)   144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B)   Variable rate security; the yield shown represents the rate at March 31, 2008.

(C)   Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of March 31, 2008.

	Gross Unrealized Appreciation	$1,369,290
	Gross Unrealized Depreciation	(658,867)

	Net Unrealized Gain/(Loss)	$710,423

	Cost of Investments	$51,815,531

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 86.58%

number of shares		market value
	AEROSPACE/DEFENSE - EQUIPMENT - 2.04%
15,737	BE Aerospace, Inc. *	$550,008

	APPAREL MANUFACTURERS - 0.64%
8,545	Volcom, Inc. *	172,695

	BUSINESS-TO-BUSINESS/E-COMMERCE - 0.67%
18,540	Ariba, Inc. *	179,096

	BROADCAST SERVICES/PROGRAMMING - 0.59%
7,425	Discovery Holding Co. - Class A *	157,559

	COMMERCIAL SERVICE/FINANCIAL - 2.87%
6,595	Global Payments, Inc.	272,769
5,112	Morningstar, Inc. *	313,621
8,287	Net 1 UEPS Technologies, Inc. *	186,872

		773,262

	COMMERCIAL SERVICES - 2.70%
18,663	AerCap Holdings NV *	328,095
4,105	Arbitron, Inc.	177,172
9,488	Quanta Services, Inc. *	219,837

		725,104

	COMPUTER MEMORY DEVICES - 1.05%
6,068	Data Domain, Inc. *	144,418
6,885	NetApp, Inc. *	138,044

		282,462

	COMPUTER SERVICES - 2.24%
13,533	Cognizant Technology Solutions Corp. - Class A *	390,156
8,005	Syntel, Inc.	213,333

		603,489

	COMPUTER SOFTWARE - 0.66%
7,605	Omniture, Inc. *	176,512

	CONSULTING SERVICES - 4.06%
3,201	Advisory Board Co. *	175,863
12,895	FTI Consulting, Inc. *	916,061

		1,091,924

	DENTAL SUPPLIES & EQUIPMENT - 0.75%
5,198	Dentsply International, Inc.	200,643

	DIAGNOSTIC EQUIPMENT - 1.35%
7,542	Gen-Probe, Inc. *	363,524

	DIAGNOSTIC KITS - 1.00%
8,960	Inverness Medical Innovations, Inc. *	269,696

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 86.58% (continued)

number of shares		market value
	DIALYSIS CENTERS - 0.88%
4,935	Davita, Inc. *	$235,696

	DIVERSIFIED MANUFACTURING OPERATIONS - 1.71%
8,286	Harsco Corp.	458,879

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.77%
10,863	Ametek, Inc.	476,994

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.91%
8,170	Intersil Corp. - Class A	209,724
2,028	MEMC Electronic Materials, Inc. *	143,785
12,970	Microsemi Corp. *	295,716
5,555	Netlogic Microsystems, Inc. *	134,098

		783,323

	ELECTRONIC CONNECTORS - 1.84%
13,294	Amphenol Corp. - Class A	495,201

	ENGINEERING/R&D SERVICES - 3.46%
12,938	McDermott International, Inc. *	709,261
7,505	Stanley, Inc. *	221,097

		930,358

	ENTERPRISE SOFTWARE/SERVICES - 2.73%
9,565	Concur Technologies, Inc. *	296,993
15,865	Informatica Corp. *	270,657
8,545	Taleo Corp. - Class A *	165,773

		733,423

	ENVIRONMENTAL CONSULTING & ENGINEERING - 0.83%
11,422	Tetra Tech, Inc. *	222,843

	FINANCE - INVESTMENT BANKER/BROKER - 2.20%
1,920	Greenhill & Co., Inc.	133,555
5,895	Interactive Brokers Group, Inc. *	151,325
6,639	Investment Technology Group, Inc. *	306,589

		591,469

	FINANCE - OTHER SERVICES - 0.59%
1,740	Nymex Holdings, Inc.	157,696

	HOTELS & MOTELS - 0.69%
6,140	Gaylord Entertainment Co. *	185,981

	INSTRUMENTS - CONTROLS - 0.54%
1,500	Mettler Toledo International, Inc. *	145,680

	INSTRUMENTS - SCIENTIFIC - 1.05%
4,880	Varian, Inc. *	282,650

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 86.58% (continued)

number of shares		market value
	INTERNET APPLICATIONS SOFTWARE - 1.01%
8,295	DealerTrack Holdings, Inc. *	$167,725
3,940	Vocus, Inc. *	104,016

		271,741

	INTERNET CONNECTIVITY SERVICES - 0.50%
7,350	Cogent Communications Group, Inc. *	134,579

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 1.29%
2,780	Affiliated Managers Group, Inc. *	252,257
2,952	Waddell & Reed Financial, Inc.	94,848

		347,105

	MACHINERY - GENERAL INDUSTRIAL - 0.91%
4,125	Roper Industries, Inc.	245,190

	MACHINERY - PUMPS - 0.73%
1,874	Flowserve Corp.	195,608

	MEDICAL INFORMATION SYSTEMS - 0.38%
4,935	IMS Health, Inc.	103,684

	MEDICAL INSTRUMENTS - 0.36%
6,375	Bruker Corp. *	98,111

	MEDICAL LABS & TESTING SERVICES - 2.41%
5,037	Covance, Inc. *	417,920
3,568	Icon plc. (ADR) *	231,528

		649,448

	MEDICAL - BIOMEDICAL/GENE - 0.55%
3,738	Arena Pharmaceuticals, Inc. *	25,568
11,735	Incyte Corp. *	123,335

		148,903

	MEDICAL - DRUGS - 0.71%
9,300	Eurand NV *	140,709
2,000	KV Pharmaceutical Co. - Class A *	49,920

		190,629

	MEDICAL - OUTPATIENT/HOME MEDICAL CARE - 0.91%
6,207	Amedisys, Inc. *	244,183

	MEDICAL PRODUCTS - 1.24%
5,805	Henry Schein, Inc. *	333,207

	METAL PROCESSORS & FABRICATORS - 2.24%
3,360	Precision Castparts Corp.	342,989
6,966	RBC Bearings, Inc. *	258,648

		601,637

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 86.58% (continued)

number of shares		market value
	MULTI-LINE INSURANCE - 0.71%
3,140	Assurant, Inc.	$191,100

	MULTIMEDIA - 1.28%
6,390	Factset Research Systems, Inc.	344,229

	NETWORKING PRODUCTS - 0.59%
7,590	Atheros Communications, Inc. *	158,176

	NON-FERROUS METALS - 0.92%
5,475	RTI International Metals, Inc. *	247,525

	OIL COMPANIES - EXPLORATION & PRODUCTION - 3.11%
5,165	Penn Virginia Corp.	227,725
5,006	Range Resources Corp.	317,631
7,455	SandRidge Energy, Inc. *	291,863

		837,219

	OIL FIELD MACHINERY & EQUIPMENT - 1.74%
3,895	Grant Prideco, Inc. *	191,712
4,730	National Oilwell Varco, Inc. *	276,137

		467,849

	OIL - FIELD SERVICES - 3.02%
4,599	Exterran Holdings, Inc. *	296,819
2,400	Oceaneering International, Inc. *	151,200
9,175	Superior Energy Services *	363,513

		811,532

	PATIENT MONITORING EQUIPMENT - 0.25%
2,574	Masimo Corp. *	66,924

	PRINTING - COMMERCIAL - 1.66%
12,750	VistaPrint, Ltd. *	445,612

	PRIVATE CORRECTIONS - 2.73%
13,190	Corrections Corp. of America *	362,989
13,030	Geo Group, Inc. *	370,573

		733,562

	RECREATIONAL CENTERS - 0.52%
4,445	Life Time Fitness, Inc. *	138,729

	REINSURANCE - 1.15%
4,276	IPC Holdings, Ltd.	119,728
7,255	Max Capital Group, Ltd.	190,009

		309,737

	RENTAL AUTO/EQUIPMENT - 0.65%
16,050	RSC Holdings, Inc. *	174,945

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 86.58% (continued)

number of shares		market value
	RETAIL - APPAREL/SHOE - 0.81%
5,765	Phillips-Van Heusen Corp.	$218,609

	RETAIL - AUTOMOBILE - 0.77%
10,675	Penske Auto Group, Inc.	207,735

	RETAIL - RESTAURANTS - 0.69%
18,820	Texas Roadhouse, Inc. - Class A *	184,436

	RETAIL - SPORTING GOODS - 1.07%
8,205	Dick’s Sporting Goods, Inc. *	219,730
4,355	Zumiez, Inc. *	68,330

		288,060

	RETAIL - SUNGLASSES - 0.24%
5,325	FGX International Holdings, Ltd. *	63,687

	RUBBER - TIRES - 0.66%
6,925	Goodyear Tire & Rubber Co. *	178,665

	SAVINGS AND LOANS/THRIFTS - EASTERN - 0.78%
7,709	Astoria Financial Corp.	209,376

	SCHOOLS - 0.82%
5,280	DeVry, Inc.	220,915

	TELECOM SERVICES - 0.73%
13,290	Clearwire Corp. - Class A *	196,825

	TELECOMMUNICATION EQUIPMENT - 0.78%
7,480	Nice Systems, Ltd. (ADR) *	211,086

	THEATERS - 0.47%
5,600	National CineMedia, Inc.	125,888

	THERAPEUTICS - 0.91%
3,235	BioMarin Pharmaceutical, Inc. *	114,422
5,235	Isis Pharmaceutical, Inc. *	73,866
665	United Therapeutics Corp. *	57,656

		245,944

	TRANSPORTATION - MARINE - 0.34%
1,508	DryShips, Inc.	90,344

	WIRE & CABLE PRODUCTS - 0.99%
4,525	General Cable Corp. *	267,292

	WIRELESS EQUIPMENT - 3.13%
10,585	American Tower Corp. - Class A *	415,038
14,361	SBA Communications Corp. - Class A *	428,389

		843,427

	Total Common Stocks (cost $25,157,747)	23,289,620

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

MASTER LIMITED PARTNERSHIPS - 1.29%

number of shares		market value
9,063	Lazard, Ltd. - Class A	$346,207

	Total Master Limited Partnerships (cost $352,643)	346,207

REITs - 0.92%

number of shares		market value
	DIVERSIFIED - 0.92%
7,006	Digital Realty Trust, Inc.	248,713

	Total REITs (cost $266,932)	248,713

SHORT-TERM INVESTMENTS - 10.64%

number of shares		market value
2,863,387	Timothy Plan Money Market Fund, 2.15% (A) (B)	2,863,387

	Total Short-Term Investments (cost $2,863,387)	2,863,387

	TOTAL INVESTMENTS (cost $28,640,709) - 99.43%	$26,747,927

	OTHER ASSETS LESS LIABILITIES - 0.57%	152,429

	NET ASSETS - 100.00%	$26,900,356

*       Non-income producing securities.

(A)   Variable rate security; the yield shown represents the rate at March 31, 2008.

(B)   Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of March 31, 2008:

	Gross Unrealized Appreciation	$698,688
	Gross Unrealized Depreciation	(2,591,470)

	Net Unrealized Gain/(Loss)	$(1,892,782)

	Cost of Investments	$28,640,709

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 93.34%

number of shares		market value
	ADVERTISING AGENCIES - 1.31%
15,180	Omnicom Group, Inc.	$670,652

	AEROSPACE/DEFENSE - EQUIPMENT - 0.72%
10,580	BE Aerospace, Inc. *	369,771

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT - ORIGINAL - 1.04%
15,730	Johnson Controls, Inc.	531,674

	BROADCAST SERVICES/PROGRAMMING - 0.60%
14,350	Discovery Holding Co. - Class A *	304,507

	COMMERCIAL SERVICE/FINANCIAL - 6.43%
11,300	Global Payments, Inc.	467,368
6,342	Morningstar, Inc. *	389,082
71,000	Paychex, Inc.	2,432,460

		3,288,910

	COMMERCIAL SERVICES - 0.84%
18,641	Quanta Services, Inc. *	431,912

	COMPUTER MEMORY DEVICES - 1.13%
13,030	NetApp, Inc. *	261,251
15,080	Seagate Technology	315,775

		577,026

	COMPUTER SERVICES - 1.27%
22,454	Cognizant Technology Solutions Corp. - Class A *	647,349

	COMPUTER SOFTWARE - 0.50%
11,053	Omniture, Inc. *	256,540

	CONSULTING SERVICES - 2.98%
21,442	FTI Consulting, Inc. *	1,523,240

	COSMETICS & TOILETRIES - 2.80%
18,370	Colgate-Palmolive Co.	1,431,207

	DENTAL SUPPLIES & EQUIPMENT - 0.69%
9,130	Dentsply International, Inc.	352,418

	DIAGNOSTIC EQUIPMENT - 1.21%
12,865	Gen-Probe, Inc. *	620,093

	DIAGNOSTIC KITS - 0.33%
5,658	Inverness Medical Innovations, Inc. *	170,306

	DIALYSIS CENTERS - 1.65%
17,720	DaVita, Inc. *	846,307

	DISPOSABLE MEDICAL PRODUCTS - 1.63%
8,630	C.R. Bard, Inc.	831,932

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.48%
6,460	Danaher Corp.	491,154
14,052	Harsco Corp.	778,200

		1,269,354

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 93.34% (continued)

number of shares		market value
	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.50%
17,459	Ametek, Inc.	$766,625

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.12%
12,810	Intersil Corp. - Class A	328,833
3,459	MEMC Electronic Materials, Inc. *	245,243

		574,076

	ELECTRONIC CONNECTORS - 1.46%
20,022	Amphenol Corp. - Class A	745,819

	ELECTRONIC - MILITARY - 2.11%
9,870	L-3 Communications Holdings, Inc.	1,079,186

	ENGINEERING/R&D SERVICES - 2.35%
21,977	McDermott International, Inc. *	1,204,779

	FINANCE - INVESTMENT BANKER/BROKER - 1.17%
10,090	Interactive Brokers Group, Inc. *	259,010
7,378	Investment Technology Group, Inc. *	340,716

		599,726

	FINANCE - OTHER SERVICES - 0.50%
2,850	Nymex Holdings, Inc.	258,296

	HOTELS & MOTELS - 0.68%
11,561	Gaylord Entertainment Co. *	350,183

	INSTRUMENTS - SCIENTIFIC - 1.80%
16,180	Thermo Fisher Scientific, Inc. *	919,671

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 5.40%
5,120	Affiliated Managers Group, Inc *	464,589
6,445	Franklin Resources, Inc.	625,101
14,330	Legg Mason, Inc.	802,193
17,390	T. Rowe Price Group, Inc.	869,500

		2,761,383

	LIFE/HEALTH INSURANCE - 1.11%
8,780	Aflac, Inc.	570,261

	MACHINERY - GENERAL INDUSTRIAL - 0.81%
6,970	Roper Industries, Inc.	414,297

	MACHINERY - PUMPS - 0.54%
2,646	Flowserve Corp.	276,189

	MEDICAL INFORMATION SYSTEMS - 1.37%
33,370	IMS Health, Inc.	701,104

	MEDICAL INSTRUMENTS - 1.35%
16,000	St. Jude Medical, Inc. *	691,040

	MEDICAL LABS & TESTING SERVICES - 3.05%
8,424	Covance, Inc. *	698,939
11,690	Laboratory Corp. of America Holdings *	861,319

		1,560,258

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 93.34% (continued)

number of shares		market value
	MEDICAL PRODUCTS - 2.20%
9,168	Henry Schein, Inc. *	$526,243
7,700	Zimmer Holdings, Inc. *	599,522

		1,125,765

	METAL PROCESSORS & FABRICATORS - 1.09%
5,460	Precision Castparts Corp.	557,357

	MULTI-LINE INSURANCE - 3.14%
28,490	American International Group, Inc.	1,232,193
6,166	Assurant, Inc.	375,263

		1,607,456

	MULTIMEDIA - 1.57%
10,840	Factset Research Systems, Inc.	583,951
16,300	Pearson plc (ADR)	221,354

		805,305

	NON-FERROUS METALS - 0.86%
9,790	RTI International Metals, Inc. *	442,606

	OIL COMPANIES - EXPLORATION & PRODUCTION - 1.95%
8,201	Range Resources Corp.	520,353
12,164	SandRidge Energy, Inc. *	476,221

		996,574

	OIL COMPANIES - INTEGRATED - 5.06%
30,640	Exxon Mobil Corp.	2,591,531

	OIL FIELD MACHINERY & EQUIPMENT - 1.51%
6,620	Grant Prideco, Inc. *	325,836
7,640	National Oilwell Varco, Inc. *	446,023

		771,859

	OIL FIELD MACHINERY & EQUIPMENT - 2.63%
7,804	Exterran Holdings, Inc. *	503,670
3,800	Oceaneering International, Inc. *	239,400
15,250	Superior Energy Services *	604,205

		1,347,275

	PHARMACY SERVICES - 1.71%
19,940	Medco Health Solutions, Inc. *	873,173

	PRINTING - COMMERCIAL - 1.50%
22,036	VistaPrint, Ltd. *	770,158

	PRIVATE CORRECTIONS - 1.18%
21,989	Corrections Corp. of America *	605,137

	RECREATIONAL CENTERS - 0.45%
7,321	Life Time Fitness, Inc. *	228,488

	RENTAL AUTO/EQUIPMENT - 0.64%
29,810	RSC Holdings, Inc. *	324,929

	RETAIL - APPAREL/SHOE - 0.82%
11,020	Phillips-Van Heusen Corp.	417,878

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 93.34% (continued)

number of shares		market value
	RETAIL - BUILDING PRODUCTS - 3.75%
83,650	Lowe’s Companies, Inc.	$1,918,931

	RETAIL - SPORTING GOODS - 0.77%
14,690	Dick’s Sporting Goods, Inc. *	393,398

	RUBBER - TIRES - 0.66%
13,010	Goodyear Tire & Rubber Co. *	335,658

	SCHOOLS - 0.71%
8,694	DeVry, Inc.	363,757

	SUPER-REGIONAL BANKS - U.S. - 0.92%
7,200	PNC Financial Services Group, Inc.	472,104

	TELECOM SERVICES - 0.65%
22,330	Clearwire Corp. - Class A *	330,707

	THEATERS - 0.47%
10,745	National CineMedia, Inc.	241,548

	TRANSPORTATION - MARINE - 0.27%
2,325	DryShips, Inc.	139,291

	TRANSPORTATION - SERVICES - 2.60%
18,240	United Parcel Service, Inc. - Class B	1,331,885

	WIRE & CABLE PRODUCTS - 0.94%
8,100	General Cable Corp. *	478,467

	WIRELESS EQUIPMENT - 1.36%
17,812	American Tower Corp. - Class A *	698,408

	Total Common Stocks (cost $49,449,060)	47,765,736

MASTER LIMITED PARTNERSHIPS - 1.11%

number of shares		market value
14,928	Lazard, Ltd. - Class A	570,250

	Total Master Limited Partnerships (cost $589,716)	570,250

REITs - 0.87%

number of shares		market value
	DIVERSIFIED - 0.87%
12,597	Digital Realty Trust, Inc.	447,193

	Total REITs (cost $472,946)	447,193

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

SHORT-TERM INVESTMENTS - 4.54%

number of shares		market value
2,321,921	Timothy Plan Money Market Fund, 2.15% (A) (B)	$2,321,921

	Total Short-Term Investments (cost $2,321,921)	2,321,921

	TOTAL INVESTMENTS (cost $52,833,643) - 99.86%	$51,105,100

	OTHER ASSETS LESS LIABILITIES - 0.14%	72,961

	NET ASSETS - 100.00%	$51,178,061

	* Non-income producing securities.

	(ADR) American Depositary Receipt.

	(A) Variable rate security; the yield shown represents the rate at March 31, 2008. (B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2008:

	Gross Unrealized Appreciation	$2,925,303
	Gross Unrealized Depreciation	(4,653,846)

	Net Unrealized Gain/(Loss)	$(1,728,543)

	Cost of Investments	$52,833,643

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

MUTUAL FUNDS (A) - 99.98%

number of shares		market value
1,313,545	Timothy Plan Aggressive Growth Fund - Class A	$7,854,999
674,218	Timothy Plan High Yield Bond Fund - Class A	6,169,094
1,535,699	Timothy Plan International Fund - Class A	15,725,562
2,010,958	Timothy Plan Large/Mid Cap Growth Fund - Class A	12,568,488
891,380	Timothy Plan Large/Mid Cap Value Fund - Class A	12,523,889
633,585	Timothy Plan Small-Cap Value Fund - Class A	7,837,443

	Total Mutual Funds (cost $65,989,668)	62,679,475

	TOTAL INVESTMENTS (cost $65,989,668) - 99.98%	$62,679,475

	CASH & OTHER ASSETS LESS LIABILITIES - 0.02%	14,179

	NET ASSETS - 100.00%	$62,693,654

	(A) Fund held is another series within the Timothy Plan.
	(B) Variable rate security; the yield shown represents the rate at March 31, 2008.

	The following information for the Fund is presented on an income tax basis as of March 31, 2008:

	Gross Unrealized Appreciation	$1,425,332
	Gross Unrealized Depreciation	(4,735,525)

	Net Unrealized Gain/(Loss)	$(3,310,193)

	Cost of Investments	$65,989,668

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

MUTUAL FUNDS (A) - 99.20%

number of shares		market value
445,064	Timothy Plan Aggressive Growth Fund - Class A	$2,661,485
1,574,861	Timothy Plan Fixed Income Fund - Class A	15,890,350
571,139	Timothy Plan High Yield Bond Fund - Class A	5,225,918
780,458	Timothy Plan International Fund - Class A	7,991,886
851,703	Timothy Plan Large/Mid Cap Growth Fund - Class A	5,323,145
755,062	Timothy Plan Large/Mid Cap Value Fund - Class A	10,608,614
429,335	Timothy Plan Small-Cap Value Fund - Class A	5,310,879

	Total Mutual Funds (cost $54,385,369)	53,012,277

SHORT-TERM INVESTMENTS - 0.16%

number of shares		market value
86,956	Timothy Plan Money Market Fund, 2.15% (A) (B)	86,956

	Total Short-Term Investments (cost $86,956)	86,956

	TOTAL INVESTMENTS (cost $54,472,325) - 99.36%	$53,099,233

	OTHER ASSETS LESS LIABILITIES - 0.64%	340,893

	NET ASSETS - 100.00%	$53,440,126

	(A) Fund held is another series within the Timothy Plan
	(B) Variable rate security; the yield shown represents the rate at March 31, 2008.

	The following information for the Fund is presented on an income tax basis as of March 31, 2008:

	Gross Unrealized Appreciation	$1,031,635
	Gross Unrealized Depreciation	(2,404,727)

	Net Unrealized Gain/(Loss)	$(1,373,092)

	Cost of Investments	$54,472,325

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

SHORT-TERM INVESTMENTS - 99.92%

par value		market value
	Corporate Bonds - 3.54%
$1,050,000	American International Group, Inc., 2.875%, 05/15/2008	$1,047,250

	Total Corporate Bonds (cost $1,047,250)	1,047,250

	U.S. Government Agencies (A) - 81.58%
1,400,000	Federal Home Loan Bank, 2.92%, 04/04/2008	1,399,664
1,500,000	Federal Home Loan Bank, 2.82%, 04/23/2008	1,497,461
1,500,000	Federal Home Loan Bank, 2.79%, 04/25/2008	1,497,253
1,500,000	Federal Home Loan Bank, 2.79%, 04/18/2008	1,498,052
1,500,000	Federal Home Loan Bank, 2.78%, 04/08/2008	1,499,201
1,500,000	Federal Home Loan Bank, 2.72%, 05/02/2008	1,496,543
1,500,000	Federal Home Loan Bank, 2.71%, 05/09/2008	1,495,788
1,545,000	Federal Home Loan Bank, 2.71%, 04/16/2008	1,543,283
1,500,000	Federal Home Loan Bank, 2.64%, 04/30/2008	1,496,863
1,500,000	Federal Home Loan Bank, 2.55%, 04/02/2008	1,499,895
850,000	Federal Home Loan Bank, 2.38%, 05/30/2008	846,743
1,500,000	Federal Home Loan Bank, 2.34%, 04/11/2008	1,499,042
1,500,000	Federal Home Loan Bank, 2.26%, 06/06/2008	1,493,895
1,500,000	Federal Home Loan Bank, 2.09%, 05/28/2008	1,495,131
1,500,000	Federal Home Loan Bank, 1.98%, 05/20/2008	1,496,019
1,125,000	Federal Home Loan Bank, 1.94%, 05/07/2008	1,122,849
1,045,000	Federal Home Loan Bank, 1.93%, 05/23/2008	1,042,132
200,000	Federal Home Loan Bank, 1.73%, 06/20/2008	199,244

	Total U.S. Government Agencies (cost $24,119,058)	24,119,058

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

SHORT-TERM INVESTMENTS - 99.92% (continued)

par value		market value
	U.S. Treasury Bills - 5.07%
$1,500,000	U.S. Treasury Bill (A), 1.37%, 05/01/2008	$1,498,319

	Total Supranational Bonds (cost $1,498,319)	1,498,319

number of shares
	Money Market Instruments - 9.73%
2,876,671	Fidelity Institution Money Market Portfolio, 3.13% (B)	2,876,671

	Total Money Market Instruments (cost $2,876,671)	2,876,671

	TOTAL INVESTMENTS (cost $29,541,298) - 99.92%	$29,541,298

	CASH & OTHER ASSETS LESS LIABILITIES - 0.08%	22,307

	NET ASSETS - 100.00%	$29,563,605

	(A) Discount note; the rate shown represents the yield at March 31, 2008.
	(B) Variable rate security; the rate shown represents the yield at March 31, 2008.

	The following information for the Fund is presented on an income tax basis as of March 31, 2008:

	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	—

	Net Unrealized Gain/(Loss)	$—

	Cost of Investments	$29,541,298

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

BONDS AND NOTES- 89.22%

par value		market value
	CORPORATE BONDS - 89.22%
$250,000	Actuant Corp, 6.875%, 06/15/2017 (A)	$248,125
500,000	Allied Waste NA, Inc., 7.125%, 05/15/2016	501,250
500,000	American Axle & Manufacturing Inc., 7.875%, 03/01/2017	426,250
500,000	Ashtead Holdings plc, 8.625%, 08/01/2015 (A)	402,500
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	513,750
500,000	China Properties Group, Ltd., 9.125%, 05/04/2014 (A)	326,250
500,000	Cimarex Energy Co., 7.125%, 05/01/2017	498,750
500,000	Crum & Forster Holding Corp., 7.75%, 05/01/2017	476,250
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	470,000
500,000	Energy Future Holdings Corp., 10.88%, 11/01/2017 (A)	507,500
500,000	Felcor Lodging LP, 6.788%, 12/01/2011 (B)	443,750
500,000	Forest Oil Corp., 7.25%, 06//15/2019	511,250
500,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	472,500
501,000	Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	527,929
500,000	Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/2015	516,250
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	502,500
500,000	Hertz Corp., 8.875%, 01/01/2014	476,250
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	525,000
500,000	Janus Capital Group, Inc., 6.70%, 06/15/2017	487,668
500,000	MarkWest Energy Partners LP, 6.875%, 11/01/2014	475,000
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	451,250
500,000	Noranda Aluminum Acquisition Corp., 8.738%, 05/15/2015 (A) (B)	395,000
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	487,500
500,000	Pilgrim’s Pride Corp., 7.625%, 05/01/2015	483,750
500,000	Quebecor World Capital Corp., 8.75%, 03/15/2016 (A)(C)	240,000
500,000	R.H. Donnelley Corp., 8.875%, 10/15/2017 (A)	315,000
500,000	Reliant Energy, Inc., 7.625%, 06/15/2014	498,750
500,000	Rent-A-Center, Inc., 7.50%, 05/01/2010	465,000
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	445,000
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	420,000
500,000	Seitel, Inc., 9.75%, 02/15/2014	423,750
500,000	SLM Corp., 5.00%, 04/15/2015	356,750
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	495,000
500,000	SPX Corp., 7.625%, 12/15/2014 (A)	515,625
250,000	Steel Dynamics, Inc., 7.375%, 11/01/2012 (A)	253,750
500,000	Swift Energy Co., 7.125%, 06/01/2017	461,250
500,000	Terra Capital, Inc., 7.00%, 02/01/2017	495,625

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

BONDS AND NOTES - 89.22% (continued)

par value		market value
	CORPORATE BONDS- 89.22% (continued)
500,000	USG Corp., 8.00%, 01/15/2018	$447,500
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014 (A)	466,250
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	497,500

	TOTAL CORPORATE BONDS (cost $19,541,738)	17,922,972

SHORT-TERM INVESTMENTS - 8.42%

number of shares		market value
1,690,644	Timothy Plan Money Market Fund, 2.15% (B) (D)	1,690,644

	Total Short-Term Investments (cost $1,690,644)	1,690,644

	TOTAL INVESTMENTS (cost $21,232,382) - 97.64%	$19,613,616

	OTHER ASSETS LESS LIABILITIES - 2.36%	473,963

	NET ASSETS - 100.00%	$20,087,579

(A)   144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

	(B) Variable rate security; the yield shown represents the rate at March 31, 2008.
	(C) Security is in default.
	(D) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2008:

	Gross Unrealized Appreciation	$104,672
	Gross Unrealized Depreciation	(1,723,438)

	Net Unrealized Gain/(Loss)	$(1,618,766)

	Cost of Investments	$21,232,382

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 95.06%

number of shares		market value
	AGRICULTURAL CHEMICALS - 1.76%
12,500	Agrium, Inc.	$776,375

	AUTOMOTIVE - CARS & LT. TRUCKS - 2.66%
27,000	Fiat SpA (ADR)	626,773
19,000	Honda Motor Co., Ltd. (ADR)	547,390

		1,174,163

	BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.41%
17,000	Wienerberger AG (ADR)	181,507

	CELLULAR TELECOMMUNICATION - 5.48%
13,000	America Movil SAB de C.V. - Series L (ADR)	827,970
9,000	China Mobile, Ltd. (ADR)	675,090
44,000	Turkcell Iletisim Hizmetleri AS (ADR)	919,160

		2,422,220

	COMMERCIAL BANKS - NON U.S. - 10.91%
4,500	Australia & New Zealand Banking Group, Ltd. (ADR)	463,157
70,000	Banco Santander S.A. (ADR)	1,395,800
18,000	Danske Bank A/S (ADR)	333,227
17,500	DBS Group Holdings, Ltd. (ADR)	914,270
20,000	Erste Bank der Oesterreichischen Sparkassen AG (ADR)	650,462
14,000	Intesa Sanpaolo SpA (ADR)	594,306
53,900	Mitsubishi UFJ Financial Group, Inc. (ADR)	468,930

		4,820,152

	COMPUTER SERVICES - 1.29%
20,000	Cap Gemini S.A. (ADR)	571,550

	COMSETICS & TOILETRIES - 2.16%
36,000	Shiseido Co, Ltd. (ADR)	953,031

	DIALYSIS CENTERS - 1.94%
17,000	Fresenius Medical Care AG & Co. KGaA (ADR)	855,440

	DIVERSIFIED MINERALS - 3.36%
24,380	Anglo American plc (ADR)	725,792
26,000	Companhia Vale do Rio Doce (ADR)	757,900

		1,483,692

	DIVERSIFIED OPERATIONS - 2.93%
90,000	Keppel Corp., Ltd. (ADR)	1,293,039

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 95.06% (continued)

number of shares		market value
	ELECTRIC - INTEGRATED - 5.90%
9,500	International Power plc (ADR)	$751,480
8,200	RWE AG (ADR)	1,016,603
30,000	Scottish & Southern Energy plc (ADR)	837,144

		2,605,227

	ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.39%
16,000	Koninklijke (Royal) Philips Electronics N.V.	613,440

	ENGINEERING/R&D SERVICES - 2.01%
33,000	ABB, Ltd. (ADR)	888,360

	FINANCE - LEASING COMPANIES - 0.77%
5,000	ORIX Corp. (ADR)	341,800

	FOOD - MISCELLANEOUS/DIVERSIFIED - 2.72%
67,000	Group Danone (ADR)	1,202,643

	IMPORT/EXPORT - 5.71%
15,500	Marubeni Corp. (ADR)	1,130,558
23,000	Mitsubishi Corp. (ADR)	1,391,068

		2,521,626

	MACHINERY - CONSTRUCTION/MINING - 3.01%
35,000	Atlas Copco AB (ADR)	550,385
7,000	Komatsu, Ltd. (ADR)	777,817

		1,328,202

	MEDICAL PRODUCTS - 2.24%
15,000	Smith & Nephew plc (ADR)	989,850

	MEDICAL - DRUGS - 2.51%
16,000	Novo Nordisk A/S (ADR)	1,107,840

	METAL - DIVERSIFIED - 6.28%
31,000	MMC Norilsk Nickel (ADR)	878,850
4,600	Rio Tinto plc (ADR)	1,894,464

		2,773,314

	MULTI-LINE INSURANCE - 2.45%
30,000	AXA S.A. (ADR)	1,083,300

	OIL COMPANIES - EXPLORATION & PRODUCTION - 3.42%
17,000	OAO Gazprom (ADR)	858,500
22,000	Nexen, Inc.	651,420

		1,509,920

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

COMMON STOCKS - 95.06% (continued)

number of shares		market value
	OIL COMPANIES - EXPLORATION & PRODUCTION - 7.66%
14,500	Petroleo Brasileiro S.A. (ADR)	$1,228,005
18,968	StatoilHydro ASA (ADR)	566,574
21,500	Total S.A. (ADR)	1,591,215

		3,385,794

	OIL - FIELD SERVICES - 2.03%
42,000	Acergy S.A. (ADR)	896,700

	REAL ESTATE OPERATING/DEVELOPMENT - 1.41%
40,000	Sun Hung Kai Properties, Ltd. (ADR)	623,936

	SEISMIC DATA COLLECTION - 0.90%
8,000	CGGVeritas (ADR) *	396,080

	SILVER MINING - 1.83%
52,000	Silver Wheaton Corp. *	807,560

	TELECOM SERVICES - 4.87%
27,000	Chunghwa Telecom Co., Ltd. (ADR)	702,540
51,000	Singapore Telecommunications, Ltd. (ADR)	1,446,941

		2,149,481

	TELEPHONE - INTEGRATED - 5.05%
10,000	Philippine Long Distance Telephone Co. (ADR)	664,600
18,100	Telefonica S.A. (ADR)	1,565,831

		2,230,431

	Total Common Stocks (cost $39,211,772)	41,986,673

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

SHORT-TERM INVESTMENTS - 3.59%

number of shares		market value
1,585,535	Timothy Plan Money Market Fund, 2.15% (A) (B)	$1,585,535

	Total Short-Term Investments (cost $1,585,535)	1,585,535

	TOTAL INVESTMENTS (cost $40,797,307) - 98.65%	$43,572,208

	OTHER ASSETS LESS LIABILITIES - 1.35%	594,705

	NET ASSETS - 100.00%	$44,166,913

	(ADR) American Depositary Receipt.

	* Non-income producing securities.
	(A) Variable rate security; the yield shown represents the rate at March 31, 2008.
	(B) Fund held is another series within the Timothy Plan.

	The following information for the Fund is presented on an income tax basis as of March 31, 2008:

	Gross Unrealized Appreciation	$4,595,497
	Gross Unrealized Depreciation	(1,820,596)

	Net Unrealized Gain/(Loss)	$2,774,901

	Cost of Investments	$40,797,307

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2008 - (Unaudited)

DIVERSIFICATION OF ASSETS

country	percentage of net assets
United Kingdom	13.80%
Japan	12.70%
France	10.97%
Singapore	8.27%
Spain	6.71%
Canada	5.06%
Brazil	4.50%
Germany	4.24%
Russia	3.93%
Denmark	3.26%
Hong Kong	2.94%
Italy	2.76%
Turkey	2.08%
Switzerland	2.01%
Austria	1.88%
Mexico	1.88%
Taiwan	1.59%
Philippines	1.51%
Netherlands	1.39%
Norway	1.28%
Sweden	1.25%
Australia	1.05%

Total	95.06%
Money Market Securities	3.59%
Other assets in excess of liabilities	1.35%

Grand Total	100.00%

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2008 – (Unaudited)

TIMOTHY PLAN

Note 1—Unrealized Appreciation (Depreciation)

At March 31, 2008, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Small-Cap Value	$71,085,446	$5,929,280	$(5,878,645)	$50,635
Large / Mid-Cap Value	$109,015,801	$15,277,506	$(6,144,180)	$9,133,326
Fixed Income	$51,815,531	$1,369,290	$(658,867)	$710,423
Aggressive Growth	$28,640,709	$698,688	$(2,591,470)	$(1,892,782)
Large / Mid-Cap Growth	$52,833,643	$2,925,303	$(4,653,846)	$(1,728,543)
Strategic Growth	$65,989,668	$1,425,332	$(4,735,525)	$(3,310,193)
Conservative Growth	$54,472,325	$1,031,635	$(2,404,727)	$(1,373,092)
High Yield Bond	$21,232,382	$104,672	$(1,723,438)	$(1,618,766)
International	$40,797,307	$4,595,497	$(1,820,596)	$2,774,901
Money Market	$29,541,298	$—	$—	$—

Note 2 – Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Timothy Plan Small Cap Value Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$67,316,584	$—
Level 2 – Other Significant Observable Inputs	$3,819,497	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$71,136,081	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Small Cap Value Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2008 - (Unaudited)

TIMOTHY PLAN

The following is a summary of the inputs used to value the Timothy Plan Large /Mid Cap Value Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 - Quoted Prices in Active Markets	$113,538,887	$—
Level 2 - Other Significant Observable Inputs	$4,610,240	$—
Level 3 - Significant Unobservable Inputs	$—	$—
Total	$118,149,127	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Large /Mid Cap Value Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI - Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the Timothy Plan Fixed Income Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 - Quoted Prices in Active Markets	$—	$—
Level 2 - Other Significant Observable Inputs	$52,525,954	$—
Level 3 - Significant Unobservable Inputs	$—	$—
Total	$52,525,954	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Fixed Income Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI - Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the Timothy Plan Aggressive Growth Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 - Quoted Prices in Active Markets	$23,884,540	$—
Level 2 - Other Significant Observable Inputs	$2,863,387	$—
Level 3 - Significant Unobservable Inputs	$—	$—
Total	$26,747,927	$—

*	Other financial instruments include futures, forwards, and swap contracts.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2008 – (Unaudited)

TIMOTHY PLAN

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Aggressive Growth Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Growth Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$48,783,179	$—
Level 2 – Other Significant Observable Inputs	$2,321,921	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$51,105,100	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Large/Mid Cap Growth Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the Timothy Plan Strategic Growth Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$62,679,475	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$62,679,475	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Strategic Growth Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2008 – (Unaudited)

TIMOTHY PLAN

The following is a summary of the inputs used to value the Timothy Plan Conservative Growth Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$53,012,277	$—
Level 2 – Other Significant Observable Inputs	$86,956	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$53,099,233	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Conservative Growth Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the Timothy Plan Money Market Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$—	$—
Level 2 – Other Significant Observable Inputs	$29,541,298	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$29,541,298	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan Money Market Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the Timothy Plan International Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$23,939,426	$—
Level 2 – Other Significant Observable Inputs	$19,632,782	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$43,572,208	$—

*	Other financial instruments include futures, forwards, and swap contracts.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2008 – (Unaudited)

TIMOTHY PLAN

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan International Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the Timothy Plan High Yield Bond Fund’s assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$—	$—
Level 2 – Other Significant Observable Inputs	$19,613,616	$—
Level 3 – Significant Unobservable Inputs	$—	$—
Total	$19,613,616	$—

*	Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Timothy Plan High Yield Bond Fund:

	Investments in Securities	Other Financial Instruments (OFI)		OFI – Market Value
Balance as of 12/31/2007	$—	$—		$—
Realized Gain (Loss)	—	—	*	—
Change in unrealized appreciation (depreciation)	—	—		—
Net purchases (sales)	—	—		—
Transfers in and/or out of Level 3	—	—		—
Balance as of 3/31/2008	$—	$—		$—

*	The realized gain (loss) earned during the quarter ended 3/31/2008 for other financial instruments was $ 0.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date: 5/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date: 5/28/2008